Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	As of December 31,
	2022	2021
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	54	56
Computer software and electronic equipment	76	78
Leasehold improvements	235	231
	1,102	1,102
Less - Accumulated depreciation	988	957
Net book value	$114	$145